Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies [Abstract]
Impairment losses	$ 17,124
Bad debt expenses		$ 71